Cover Page	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	Youdao, Inc.
Entity Central Index Key	0001781753
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	No. 399, Wangshang Road
Entity Address, City or Town	Hangzhou
Entity Address, Country	CN
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39087
Document Shell Company Report	false
Document Registration Statement	false
American depositary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each ADS represents one Class A ordinary share, par value US$0.0001 per share
Trading Symbol	DAO
Security Exchange Name	NYSE
Ordinary shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	111,767,756
Class A ordinary share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	22,635,396
No Trading Symbol Flag	true
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NYSE
Class B ordinary share [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	89,132,360